December 29, 2008

ACTIVEPASSIVE FUNDS
ActivePassive Small/Mid Cap Value Fund
A series of Advisors Series Trust

Class A and Class I Shares

Supplement to the Prospectuses
Dated December 31, 2007, as Supplemented May 16, 2008,
September 26, 2008 and November 21, 2008

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Effective immediately, the bullet pointed introduction and subsequent paragraph on page 38 of the Class A Shares Prospectus and the final bullet pointed introduction and subsequent paragraph on page 30 of the Class I Shares Prospectus are deleted in their entirety.  Effective through December 31, 2008, the following information is added to the disclosure regarding Transamerica Investment Management, LLC:

●	Jeffrey J. Hoo, CFA, Principal & Portfolio Manager
Jeffrey J. Hoo is jointly responsible for managing the ActivePassive Small/Mid Cap Value Fund. Mr. Hoo also manages institutional and retail portfolios in the microcap, small growth and small and small/mid value strategies. In addition, his analytical responsibilities include covering the healthcare sector and industries within the consumer discretionary sector. He joined TIM in 2005 when the firm acquired Westcap Investors LLC. Mr. Hoo served as a portfolio manager at Westcap Investors, LLC from 1997 to 2005. Prior to Westcap, Mr. Hoo worked at Sony Pictures Entertainment and KPMG. Mr. Hoo holds an M.B.A. from the University of California, Los Angeles, and earned a B.A. from Duke University. He has earned the right to use the Chartered Financial Analyst designation and has 11 years of investment experience.

●	Joshua D. Shaskan, CFA, Principal & Portfolio Manager
Joshua D. Shaskan is jointly responsible for managing the ActivePassive Small/Mid Cap Value Fund. Mr. Shaskan also manages portfolios in the small, small/mid and all-cap growth and the small and small/mid value strategies. He joined TIM in 2005 when the firm acquired Westcap Investors LLC. Mr. Shaskan served as a portfolio manager at Westcap Investors LLC from 1999 to 2005. Prior to Westcap, Mr. Shaskan served as an investment specialist for three years at Wells Fargo Securities and was also previously a financial advisor at Prudential Securities. He holds an M.B.A. from the University of California, Los Angeles, and earned a B.A. from the University of California, Davis. Mr. Shaskan has earned the right to use the Chartered Financial Analyst designation and has 16 years of investment experience.

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Effective January 1, 2009, the second full paragraph on page 15 of the Class A Shares Prospectus and the fourth full paragraph on page 12 of the Class I Shares Prospectus is deleted and replaced with the following:

The Advisor generally allocates between 40% and 70% of the Fund’s net assets to active management and between 30% and 60% of the Fund’s net assets for passive management.  The Advisor has hired Riazzi Asset Management, LLC to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.  Equity securities used in this strategy are generally believed to be trading for less than their intrinsic value.  The determination of whether a security of a particular company is a “value stock” is based upon a comparison of the security’s current market price to the company’s fundamentals.  Favorable characteristics would include:

■	Effective January 1, 2009, the following disclosure is added to page 37 of the Class A Shares Prospectus and page 29 of the Class I Shares Prospectus:

Riazzi Asset Management, LLC, 2331 Far Hills Avenue, Suite 200, Dayton, Ohio 45419, is the sub-advisor for the ActivePassive Small/Mid Cap Value Fund.  Riazzi Asset Management, LLC (“RAM”) is a registered investment advisor under the Investment Advisers Act of 1940.  RAM was formed in June 2007 and provides investment advisory services to high net worth individuals, investment companies, pension and profit sharing plans, charitable organizations and corporations.

●
Michelle E. Stevens, CFA, Principal, Portfolio Manager Prior to joining RAM on October 1, 2008, Michelle E. Stevens served as Principal, Managing Director and Value Equity Chief Investment Officer at Transamerica Investment Management, LLC and has 15 years of industry experience.  Ms. Stevens has managed mutual funds, sub-advised funds and institutional separate accounts in the Small and Small/Mid (SMID) Value Equity disciplines.  Prior to joining Transamerica Investment Management, LLC in 2001, Ms. Stevens served as Vice President and Director of Small, Mid, and Flex Cap investing for Dean Investment Associates.  She holds an M.B.A. from the University of Cincinnati and received her B.A. in Economics from Wittenberg University.  Ms. Stevens has earned the right to use the Chartered Financial Analyst designation.

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Effective January 1, 2009, the fifth full paragraph on page 37 of the Class A Shares Prospectus and the fourth paragraph on page 30 of the Class I Shares Prospectus is deleted and replaced with the following:

Transamerica Investment Management, LLC, 11111 Santa Monica Boulevard, Suite 820, Los Angeles, CA 90025, is the sub-advisor for the ActivePassive Large Cap Growth Fund.  A wholly-owned subsidiary of Transamerica Investment Services, Transamerica Investment Management, LLC (“TIM”) is a registered investment advisor under the Investment Advisers Act of 1940.  TIM provides fee-based investment management to retail and institutional clients.

Please retain this Supplement with your Prospectus for future reference.

2

December 29, 2008

ACTIVEPASSIVE FUNDS
ActivePassive Small/Mid Cap Value Fund
A series of Advisors Series Trust

Class A and Class I Shares

Supplement to the Statement of Additional Information (“SAI”)
Dated December 31, 2007, as Supplemented May 16, 2008,
July 17, 2008 and November 21, 2008

●	Effective immediately through December 31, 2008, the table on page 23 of the SAI is revised with respect to Transamerica Investment Management, LLC to reflect the following:

Portfolio Managers
Fund	Sub-Advisor	Portfolio Managers
ActivePassive Large Cap Growth Fund	Transamerica Investment Management, LLC (“TIM”)	Gary U. Rollé
ActivePassive Small/Mid Cap Value Fund		Jeffrey J. Hoo Joshua D. Shaskan

●	Effective immediately through December 31, 2008, the table on page 24 of the SAI is revised with respect to Transamerica Investment Management, LLC to reflect the following:

	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
TIM
Gary U. Rollé	15	$7,501,000,000	19	$1,864, 000,000	16	$265,000,000
Jeffrey J. Hoo	0	0.00	0	0.00	3	$43,000,000
Joshua D. Shaskan	0	0.00	0	0.00	43	$393,000,000

●	Effective January 1, 2009, the following disclosure is added to page 21of the SAI:

Riazzi Asset Management, LLC, (“RAM”) sub-advisor of the ActivePassive Small/Mid Cap Value Fund is responsible for the Fund’s day-to-day management, including the Fund’s investment decisions and the execution of securities transactions with respect to the Fund. RAM is a registered investment advisor under the Investment Advisers Act of 1940.  RAM was formed in June 2007.  RAM provides investment advisory services to high net worth individuals, investment companies, pension and profit sharing plans, charitable organizations and corporations.

●	Effective January 1, 2009, the last paragraph on page 21 of the SAI is deleted and replaced with the following:

Transamerica Investment Management, LLC (“TIM”), sub-advisor of the ActivePassive Large Cap Growth Fund, is responsible for the Fund’s day-to-day management, including the Fund’s investment decisions and the execution of securities transactions with respect to the Fund.  TIM, an SEC-registered investment advisor, is wholly owned by Transamerica Investment Services, Inc. (“TISI”).  TISI’s parent, Transamerica Corporation, was acquired in 1999 by AEGON, NV, a global financial services firm, and one of the world’s 100 largest public companies.  TIM, through its parent company, has provided investment advisory services to various clients since 1967 and as of September 30, 2007 managed assets in excess of $24 billion.

●	Effective January 1, 2009, the table on page 23 of the SAI is deleted and replaced with the following:

Portfolio Managers
Fund	Sub-Advisor	Portfolio Managers
ActivePassive International Equity Fund	A I M Advisors, Inc. (“AIM”)	Clas Olsson (lead manager)
Barrett Sides (lead manager)
Shuxin Cao
Matthew W. Dennis
Jason T. Holzer

ActivePassive Small/Mid Cap Growth Fund	Ashfield Capital Partners, LLC (“ACP”)	Peter A. Johnson (lead PM) J. Stephen Thornborrow Bradley J. Fretz

ActivePassive Large Cap Value Fund	C.S. McKee, L.P. (“McKee”)	Gregory M. Melvin Robert A. McGee William J. Andrews Suda Vatsan Christy S. Kosakowsky

ActivePassive High Yield Bond Fund	Gannett, Welsh & Kotler, LLC (“GW&K”)	Nancy Angell
ActivePassive Intermediate Municipal Bond Fund		John Fox
Mary Kane
Martin Tourigny

ActivePassive Emerging Markets Equity Fund	Hansberger Global Investors, Inc. (“HGI”)	Francisco Alzuru
Aureole Foong
Victoria Gretsky

ActivePassive Small/Mid Cap Value Fund	Riazzi Asset Management, LLC (“RAM”)	Michelle E. Stevens

ActivePassive Intermediate Taxable Bond Fund	Sage Advisory Services, Ltd. Co. (“Sage”)	Robert G. Smith Mark MacQueen Thomas Urano Robert D. Williams

ActivePassive Large Cap Growth Fund	Transamerica Investment Management, LLC (“TIM”)	Gary Rollé

●	Effective January 1, 2009, the table on page 24 of the SAI is deleted and replaced with the following:

Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts

Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
FundQuest Portfolio Managers	N/A	N/A	N/A	N/A	128	$6,350,000,000
Timothy Clift	N/A	N/A	N/A	N/A	N/A	N/A
Gregory Classen	N/A	N/A	N/A	N/A	N/A	N/A
Jane Li	N/A	N/A	N/A	N/A	32	$13,000,000
Frank Wei	N/A	N/A	N/A	N/A	N/A	N/A
Daphne Gu	N/A	N/A	N/A	N/A	N/A	N/A
Sub-Advisor Portfolio Managers
AIM
Shuxin Cao	9	$10,615,300	1	$252,900	4,127	$1,457,500
Matthew Dennis	7	$8,523,600	6	$1,071,000	4,127	$1,457,500
Jason Holzer	9	$10,654,200	10	$4,539,600	4,127	$1,457,500
Clas Olsson	7	$8,523,600	10	$4,539,600	4,127	$1,457,500
Barrett Sides	7	$7,546,400	4	$637,000	4,127	$1,457,500

Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts

Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
ACP
Peter Johnson	119	$395,700,000	N/A	N/A	N/A	N/A
J. Stephen Thornborrow	113	$242,500,000	N/A	N/A	N/A	N/A
Bradley J. Fretz	62	$273,200,000	N/A	N/A	N/A	N/A
McKee	1	$29,000,000	0	0.00	400	$7,079,000,000
Gregory M. Melvin	N/A	N/A	N/A	N/A	N/A	N/A
Robert A. McGee	N/A	N/A	N/A	N/A	N/A	N/A
William J. Andrews	N/A	N/A	N/A	N/A	N/A	N/A
Suda Vatsan	N/A	N/A	N/A	N/A	N/A	N/A
Christy S. Kosakowsky	N/A	N/A	N/A	N/A	N/A	N/A
GW&K
Nancy Angell	6,334	$5,951,000,000	N/A	N/A	N/A	N/A
John Fox	6,334	$5,951,000,000	N/A	N/A	N/A	N/A
Mary Kane	817	$639,000,000	N/A	N/A	N/A	N/A
Martin Tourigny	6,334	$5,951,000,000	N/A	N/A	N/A	N/A
HGI
Francisco Alzuru	2	$560,089,364	2	$102,092,144	5	$1,403,685
Aureole Foong	2	$3,794,947,046	2	$102,092,144	0	$0.00
Victoria Gretsky	1	$284,967,142	2	$102,092,144	1	$308,255
RAM
Michelle E. Stevens*	2	$400,000	N/A	N/A	250	$135,800,000
Sage	N/A	N/A	N/A	N/A	175	$5,100,000,000
Robert G. Smith	N/A	N/A	N/A	N/A	N/A	N/A
Mark MacQueen	N/A	N/A	N/A	N/A	N/A	N/A
Thomas Urbano	N/A	N/A	N/A	N/A	N/A	N/A
Robert D. Williams	N/A	N/A	N/A	N/A	N/A	N/A
TIM
Gary Rollé	15	$7,501,000,000	19	$1,864, 000,000	16	$265,000,000

* Information provided is as of December 22, 2008.

●	Effective January 1, 2009, the following disclosure is added to page 28 of the SAI:

RAM—Material Conflicts of Interest

RAM must allocate securities and advisory recommendations among clients in a fair and equitable manner, with no particular group or clients or RAM’s proprietary account being favored or disfavored over any other clients.  Any conflicts of interest may arise in the trading activities on behalf of clients or RAM and must be disclosed and resolved in the best interests of clients.

RAM will determine which accounts will participate in the purchase or sale of a security based on the account’s investment objectives, investment guidelines and other relevant factors.  If the security is appropriate for more than one account, RAM may, but is not required to, aggregate the trades.  Trades will generally be allocated on the basis of relative asset size of each participating account.  The aggregation or blocking of client transactions allows RAM to execute transactions in amore timely, equitable, and efficient manner and seeks to reduce overall commission charges to clients.

●	Effective January 1, 2009, the following disclosure is added to page 32 of the SAI:

RAM—Compensation
The portfolio manager will be compensated based upon RAM’s profits and participate in RAM’s pension, profit sharing and retirement plans. RAM’s profits, to some extent, depend on the accumulation of assets in the Fund.

●	Effective January 1, 2009, the following disclosure is added to page 55 of the SAI:

RIAZZI ASSET MANAGEMENT, LLC
Proxy Voting Policies & Procedures
Sub-Advisor to the ActivePassive Small/Mid Cap Value Fund

Pursuant to provisions of the U.S. Securities and Exchange Commission Rule 206 (4)-6 and amendments to the existing Rule 204-2 under the Investment Adviser’s Act of 1940; Final Rule

Last update:  June 1, 2007

Rule 206(4)-6, Proxy Voting

Under rule 206(4)-6, it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of section 206(4) of the Act for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

When is Riazzi Asset Management, LLC Subject to the Rule

The rule will apply to the firm when the adviser's voting authority is assigned in writing by the client.  The rule does not apply, however, in instances where the firm provides clients with advice about voting proxies but does not have authority to vote the proxies.

Policies and Procedures

Riazzi Asset Management, LLC has established policies and procedures, specifically for voting proxies.  First and foremost, all proxy voting must be carried out with the best interests of the firm’s clients in mind.

Voting Client Proxies

If a client account is subject to the Employee Retirement Security Act of 1974 (“ERISA”) decisions on voting of proxies for the securities in the portfolio will be made by Riazzi Asset Management, LLC unless specifically reserved to the trustee of the client’s account or a named fiduciary of the client’s account.

If the account is a discretionary non-ERISA account, decisions on voting of proxies will be made by Riazzi Asset Management, LLC unless the client specifically directs otherwise.

Riazzi Asset Management, LLC will designate authorized persons from time to time who will have the authority to sign.

The designated person will always vote proxies in the best economic interest of the client. However, the designated person can consider other factors by agreement with the client or to comply with statutory requirements.

Riazzi Asset Management, LLC has informed any ERISA plan sponsors and its trustees, bank custodians, and broker-dealer custodians of the requirement that all proxies be forwarded to the firm.  Riazzi Asset Management, LLC makes periodic reviews during the proxy season, including follow-up letters and phone calls if necessary. The firm will determine whether or not it is in the client’s best interest to refrain from voting a proxy, such as when it is determined that the cost of voting the proxy exceeds the expected benefit to the client.

Resolving Conflicts of Interest

From time to time, the Advisor may have a conflict of interest in voting proxies.  In these instances, it is Riazzi Asset Management, LLC’s policy to disclose any conflicts of interest to the client and obtain their feedback and consent before voting.  If consent is not granted, Riazzi Asset Management, LLC will abstain from voting and notify the client first verbally and then in writing.  The firm will maintain a record of this written notification.

Client Disclosures

Upon request, either written or verbal, Riazzi Asset Management, LLC must disclose to clients the actual proxy votes cast on the client’s behalf.  The firm will disseminate this information in hard copy, either via email (.pdf format), fax, or mail.

Upon request, either written or verbal, Riazzi Asset Management, LLC must provide clients with a copy of these policies and procedures, either via email (.pdf format), fax, or mail.

Rule 204-2, Recordkeeping

All proxy-related records must be maintained for five years, at the principal place of business for at least the first two and optionally at an off-site storage facility for the remaining three years.  The following documents must and will be retained by Riazzi Asset Management, LLC: (i) proxy voting policies and procedures; (ii) proxy statements received regarding client securities; (iii) records of votes cast on behalf of clients; (iv) records of client requests for proxy voting information and Riazzi Asset Management, LLC’s response (including written notification of a conflict of interest and subsequent recourse), and (v) any documents prepared by Riazzi Asset Management, LLC that were material to making a decision how to vote, or that memorialized the basis for the decision.

●	Effective January 1, 2009, the heading on page 56 of the SAI with respect to Transamerica Investment Management, LLC is deleted and replaced with the following :

Transamerica Investment Management, LLC
Summary of Proxy Voting Policies
Sub-Advisor to the ActivePassive Large Cap Growth Fund

*   *   *   *   *

Please retain this Supplement with your SAI for future reference.